Right-of-Use Assets and Lease Liabilities - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jan. 01, 2020 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 41,682,405	$ 5,355,364	$ 42,491,805	$ 541,625
Current operating lease obligation	4,810,410	618,042	3,890,482	541,625
Non-current operating lease obligation	36,871,995	4,737,322	38,601,323
Total operating lease obligation	$ 41,682,405	$ 5,355,364	$ 42,491,805	$ 541,625
Weighted average discount rate	7.93%	7.93%	7.71%
Weighted average remaining lease term (years)	6 years 8 months 12 days	6 years 8 months 12 days	6 years 1 month 6 days